Earnings per Share_Diluted Earnings Per Share(Details)	12 Months Ended
	Dec. 31, 2019 KRW (₩) ₩ / shares shares		Dec. 31, 2019 $ / shares	[2],[3]	Dec. 31, 2018 KRW (₩) ₩ / shares shares		Dec. 31, 2017 KRW (₩) ₩ / shares shares
Basic And Diluted Earnings Per Share Abstract [Abstract]
Explanation Of Adjustments Of Numerator To Calculate Diluted Earnings Per Share	Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Group's dilutive potential ordinary shares include Stock Grants.				Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Group's dilutive potential ordinary shares include Stock Grants.		Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Group's dilutive potential ordinary shares include Stock Grants.
Explanation Of Adjustments Between Denominators Used To Calculate Basic And Diluted Earnings Per Share	A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group's outstanding shares for the year) based on the monetary value of Stock Grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of Stock Grants.				A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group's outstanding shares for the year) based on the monetary value of Stock Grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of Stock Grants.		A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group's outstanding shares for the year) based on the monetary value of Stock Grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of Stock Grants.
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity Including Dilutive Effects Abstract [Abstract]
Profit attributable to the ordinary equity holders of the Parent Company | ₩	₩ 3,305,314,912,557				₩ 3,061,191,387,929		₩ 3,311,437,880,186
Adjustment | ₩	0				0		0
Adjusted profit for diluted earnings per share | ₩	₩ 3,305,314,912,557				₩ 3,061,191,387,929		₩ 3,311,437,880,186
Weighted Average Shares And Adjusted Weighted Average Shares Abstract
Weighted average number of ordinary shares outstanding (B) | shares	391,131,683	[1]			396,499,958		398,724,962
Stock grants | shares	2,890,513				2,307,630		2,319,533
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares	394,022,196				398,807,588		401,044,495
Basic and diluted earnings per share [Abstract]
Adjusted profit for diluted earnings per share | ₩	₩ 3,305,314,912,557				₩ 3,061,191,387,929		₩ 3,311,437,880,186
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares	394,022,196				398,807,588		401,044,495
Diluted earnings per share | (per share)	₩ 8,389	[2],[3]	$ 7.26		₩ 7,676	[3]	₩ 8,257

[1]	Initial date of treasury stock that was deducted by the retirement is December 12, 2019.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.